Investments in equity-accounted associates and joint ventures (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2021	2020	2019
Net income	$51	$67	$88
OCI	(44)	43	45
Total comprehensive income	$7	$110	$133

Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-accounted Associates
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2021	2020	2019
Net income	$4	$12	$4
OCI	1	1	(1)
Total comprehensive income	$5	$13	$3